Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPROTT FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 21, 2020
Document Creation Date	dei_DocumentCreationDate	Jan. 17, 2020